MARKETABLE SECURITIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Financial assets, at fair value	$ 160,500	$ 252,200
Unrealized loss on marketable securities	$ 91,700	33,500
NorthIsle Copper and Gold Inc. [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	2,500,000
Financial assets, at fair value	$ 150,000	237,500
Copper North Mining Corp. [Member]
Disclosure of transactions between related parties [line items]
Number of equity instruments held	420,000
Financial assets, at fair value	$ 10,500	$ 14,700